Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Hudson City Savings is a party to commitments to extend credit in the normal course of business to meet the financial needs of its customers and commitments to purchase loans and mortgage-backed securities to meet our growth initiatives. Commitments to extend credit are agreements to lend money to a customer as long as there is no violation of any condition established in the contract.

Commitments to fund first mortgage loans generally have fixed expiration dates or other termination clauses, whereas home equity lines of credit have no expiration date. Since some commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Hudson City Savings evaluates each customer’s credit-worthiness on a case-by-case basis.

At December 31, 2011, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately $259.2 million and $178.7 million, respectively; commitments to purchase fixed-rate first mortgage loans of $140,000; and unused home equity, overdraft and commercial/construction lines of credit of approximately $172.9 million, $2.6 million, and $3.3 million, respectively. At December 31, 2010, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately $226.6 million and $292.4 million, respectively; commitments to purchase fixed-rate first mortgage loans of $500,000; commitments to purchase variable- and fixed-rate mortgage-backed securities of $2.60 billion and $9.6 million, respectively; and unused home equity, overdraft and commercial/construction lines of credit of approximately $188.5 million, $2.8 million, and $8.6 million, respectively. These commitment amounts are not included in the accompanying financial statements. There is no exposure to credit loss in the event the other party to commitments to extend credit does not exercise its rights to borrow under the commitment.

In the normal course of business, there are various outstanding legal proceedings. In the opinion of management, the consolidated financial statements of Hudson City will not be materially affected as a result of such legal proceedings.

Notes to Consolidated Financial Statements